UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7512

Dreyfus Premier Worldwide Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Growth Fund
January 31, 2012 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)
Consumer Discretionary--7.2%
Arcos Dorados Holdings, Cl. A	130,000	2,795,000
Finning International	180,000	4,917,600
LVMH Moet Hennessy Louis Vuitton	15,775	2,550,412
McDonald's	207,800	20,582,590
News, Cl. A	341,400	6,428,562
		37,274,164
Consumer Staples--42.9%
Altria Group	262,500	7,455,000
British American Tobacco, ADR	60,000	5,532,600
Christian Dior	230,000	32,551,995
Coca-Cola	373,100	25,195,443
Danone, ADR	682,000	8,456,800
Diageo, ADR	165,000	14,617,350
Green Mountain Coffee Roasters	35,000a	1,866,900
L'Oreal, ADR	935,000	19,915,500
Nestle, ADR	400,000	23,012,000
PepsiCo	106,175	6,972,512
Philip Morris International	552,500	41,310,425
Procter & Gamble	258,000	16,264,320
SABMiller	140,000	5,312,323
Walgreen	375,000	12,510,000
		220,973,168
Energy--21.2%
Chevron	263,800	27,192,504
ConocoPhillips	15,000	1,023,150
Exxon Mobil	411,008	34,417,810
Imperial Oil	115,000	5,478,600
Royal Dutch Shell, Cl. A, ADR	172,000	12,273,920
Statoil, ADR	394,068	9,954,158
Total, ADR	359,016	19,017,077
		109,357,219

Financial--2.2%
ANF Immobilier	2,438	90,823
Eurazeo	76,809	3,344,633
GAM Holding	245,000a	3,127,376
JPMorgan Chase & Co.	65,100	2,428,230
Zurich Financial Services	10,100a	2,424,878
		11,415,940
Health Care--10.7%
Abbott Laboratories	190,300	10,304,745
Johnson & Johnson	203,525	13,414,333
Novo Nordisk, ADR	60,000	7,150,800
Roche Holding, ADR	561,000	24,010,800
		54,880,678
Information Technology--8.0%
Apple	57,000a	26,019,360
Intel	390,941	10,328,661
International Business Machines	11,000	2,118,600
Texas Instruments	90,000	2,914,200
		41,380,821
Materials--6.4%
Air Liquide, ADR	708,300	17,849,160
Freeport-McMoRan Copper & Gold	175,000	8,086,750
Rio Tinto, ADR	120,000	7,255,200
		33,191,110
Total Common Stocks
(cost $252,379,963)		508,473,100

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,590,000)	6,590,000[b]	6,590,000

Total Investments (cost $258,969,963)	99.9%	515,063,100
Cash and Receivables (Net)	.1%	392,218
Net Assets	100.0%	515,455,318

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $256,093,137 of which $259,054,239 related to appreciated investment securities and $2,961,102 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	42.9
Energy	21.2
Health Care	10.7
Information Technology	8.0
Consumer Discretionary	7.2
Materials	6.4
Financial	2.2
Money Market Investment	1.3
99.9

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	276,834,095	-	-	276,834,095
Equity Securities - Foreign+	231,639,005	-	-	231,639,005
Mutual Funds	6,590,000	-	-	6,590,000

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	March 27, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)